Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivatives
Schedule of derivatives

	Notional			Asset			Liability
	Traded on			Traded on			Traded on
	recognised	Traded over		recognised	Traded over		recognised	Traded over
	exchanges	the counter	Total	exchanges	the counter	Total	exchanges	the counter	Total
2023	£bn	£bn	£bn	£m	£m	£m	£m	£m	£m
Interest rate	819	9,449	10,268	48	44,515	44,563	34	38,449	38,483
- Swaps	—	6,533	6,533	—	33,807	33,807	—	27,424	27,424
- Options	510	1,674	2,184	48	10,708	10,756	34	11,025	11,059
- Forwards and futures	309	1,242	1,551	—	—	—	—	—	—
Exchange rate	1	3,119	3,120	—	34,161	34,161	—	33,586	33,586
- Swaps	—	449	449	—	8,173	8,173	—	7,370	7,370
- Options	1	674	675	—	4,181	4,181	—	4,197	4,197
- Spot, forwards and futures	—	1,996	1,996	—	21,807	21,807	—	22,019	22,019
Credit	—	15	15	—	180	180	—	326	326
Equity and commodity	—	—	—	—	—	—	—	—	—
Total	820	12,583	13,403	48	78,856	78,904	34	72,361	72,395

2022
Interest rate	707	10,035	10,742	113	53,367	53,480	33	48,502	48,535
- Swaps	—	7,201	7,201	—	39,039	39,039	—	32,992	32,992
- Options	296	1,418	1,714	113	14,328	14,441	33	15,510	15,543
- Forwards and futures	411	1,416	1,827	—	—	—	—	—	—
Exchange rate	2	3,166	3,168	—	45,829	45,829	—	45,237	45,237
- Swaps	—	438	438	—	11,840	11,840	—	10,430	10,430
- Options	2	835	837	—	6,375	6,375	—	6,647	6,647
- Spot, forwards and futures	—	1,893	1,893	—	27,614	27,614	—	28,160	28,160
Credit	—	15	15	—	236	236	—	275	275
Equity and commodity	—	—	—	—	—	—	—	—	—
Total	709	13,216	13,925	113	99,432	99,545	33	94,014	94,047

Schedule of derivatives in hedge accounting relationships

	2023				2022
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts (2)	67.6	1,139	2,607	406	58.7	1,554	3,009	482

Cash flow hedging
Interest rate contracts	140.0	1,924	4,970	1,211	167.6	2,681	6,207	(3,342)
Exchange rate contracts	16.9	112	254	(12)	6.3	142	112	(3)

Net investment hedging
Exchange rate contracts	0.3	2	7	(3)	0.5	1	9	4
	224.8	3,177	7,838	1,602	233.1	4,378	9,337	(2,859)
IFRS netting and clearing house settlements		(3,063)	(7,568)			(4,235)	(9,205)
		114	270			143	132

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)	The hedged risk includes inflation risk.

Schedule of hedge ineffectiveness recognized in other operating income

	2023	2022	2021
	£m	£m	£m
Fair value hedging
Loss on hedged items attributable to the hedged risk	(364)	(442)	(846)
Gain on the hedging instruments	406	482	897
Fair value hedging ineffectiveness	42	40	51
Cash flow hedging
Interest rate risk	10	(60)	(26)
Cash flow hedging ineffectiveness	10	(60)	(26)
Total	52	(20)	25

Schedule of period in which the hedging contracts ends

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Interest rate risk (1)
Hedging assets	0.1	1.7	7.1	9.0	5.9	4.7	28.5
Hedging liabilities	2.7	3.3	13.4	11.3	7.7	0.7	39.1
2022
Fair value hedging
Interest rate risk (1)
Hedging assets	0.5	1.9	4.7	4.9	4.2	3.6	19.8
Hedging liabilities	1.0	2.9	14.6	10.3	9.6	0.5	38.9

2023
Cash flow hedging
Interest rate risk
Hedging assets	3.9	14.5	33.9	22.8	10.1	—	85.2
Hedging liabilities	0.8	3.9	39.1	10.1	0.3	0.6	54.8
Exchange rate risk
Hedging assets	0.3	0.7	1.6	—	—	—	2.6
Hedging liabilities	8.4	0.8	2.4	2.5	0.2	—	14.3
2022
Cash flow hedging
Interest rate risk
Hedging assets	6.6	9.4	46.5	21.9	10.1	—	94.5
Hedging liabilities	17.3	26.8	15.7	5.1	7.5	0.7	73.1
Exchange rate risk
Hedging assets	0.1	—	—	—	—	—	0.1
Hedging liabilities	—	1.1	2.8	2.1	0.2	—	6.2

(1)	The hedged risk includes inflation risk.

Schedule of average fixed rates for cash flow hedges

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	Over 10 years	Total
2023	%	%	%	%	%	%	%
Average fixed interest rate
Hedging assets	1.16	2.46	1.19	3.30	1.77	3.12	2.04
Hedging liabilities	0.93	2.54	4.36	2.28	2.36	4.50	3.79
2022
Average fixed interest rate
Hedging assets	1.36	1.98	1.71	2.04	1.02	3.12	1.72
Hedging liabilities	1.27	0.95	2.75	1.03	2.68	4.55	1.63

Schedule of average foreign exchange rates applicable across hedging relationships

	2023	2022
INR/GBP	105.03	100.54
USD/GBP	1.28	1.29
CHF/GBP	1.08	1.15
JPY/GBP	170.54	132.89
JPY/USD	129.75	128.29
NOK/USD	9.21	9.21

Schedule of hedged items and related hedging instruments

			Changes in fair
	Carrying value	Impact on	value used as
	of hedged	hedged items	a basis to
	assets and	included in	determine
	liabilities	carrying value	ineffectiveness (1)
2023	£m	£m	£m
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,663	(316)	167
Other financial assets - securities	22,896	174	636
Total (3)	28,559	(142)	803

Bank and customer deposits	745	(3)	(6)
Other financial liabilities - debt securities in issue	36,305	(1,151)	(1,023)
Subordinated liabilities	5,346	(320)	(138)
Total	42,396	(1,474)	(1,167)

2022
Fair value hedging - interest rate (2)
Loans to banks and customers - amortised cost	5,764	(526)	(1,236)
Other financial assets - securities	12,897	(922)	(2,525)
Total (3)	18,661	(1,448)	(3,761)

Bank and customer deposits	565	(3)	3
Other financial liabilities - debt securities in issue	35,856	(2,222)	2,790
Subordinated liabilities	5,504	(547)	526
Total	41,925	(2,772)	3,319

		Changes in fair value
	Carrying value of	used as a basis to
	hedged assets and liabilities	determine ineffectiveness (1)
2023	£m	£m
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	84,583	(2,796)
Other financial assets - securities	623	(22)
Total	85,206	(2,818)

Bank and customer deposits	54,675	1,610
Other financial liabilities - debt securities in issue	156	7
Total	54,831	1,617

Cash flow hedging - exchange rate
Loans to banks and customers - amortised cost (4)	583	—
Other financial assets - securities	1,839	—
Total	2,422	—

Other financial liabilities - debt securities in issue	11,460	9
Subordinated liabilities	—	—
Other	201	3
Total	11,661	12

2022
Cash flow hedging - interest rate
Loans to banks and customers - amortised cost (4)	93,212	5,263
Other financial assets - securities	1,176	73
Total	94,388	5,336

Bank and customer deposits	72,610	(2,008)
Other financial liabilities - debt securities in issue	571	(46)
Total	73,181	(2,054)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost (4)	—	—
Other financial assets - securities	—	—
Total	—	—

Other financial liabilities - debt securities in issue	4,141	(2)
Subordinated liabilities	—	—
Other	204	5
Total	4,345	3

(1)The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)The hedged risk includes inflation risk.
(3)Carrying values include £57 million (2022 - £61 million) adjustment for discontinued fair value hedges.
(4)Includes cash and balances at central banks.

Schedule of analysis of cash flow hedge reserve and foreign exchange hedge reserve

	2023		2022
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(2,330)	—	(3,576)	—
Foreign exchange risk	1	(18)	16	(85)
De-designated
Interest rate risk	(304)	—	(297)	—
Foreign exchange risk	4	(771)	20	(880)
Total	(2,629)	(789)	(3,837)	(965)

	2023		2022
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	137	—	(2,997)	(64)
Foreign exchange risk	50	107	24	(202)
Total	187	107	(2,973)	(266)

Amount transferred from equity to earnings
Interest rate risk to net interest income	1,112	—	(252)	—
Interest rate risk to non interest income (1)	(10)	—	(21)	—
Interest rate risk to operating expenses	—	—	(14)	—
Foreign exchange risk to net interest income	(74)	—	(29)	—
Foreign exchange risk to non interest income	(9)	69	15	7
Foreign exchange risk to operating expenses	2	—	(3)	—
Total	1,021	69	(304)	7

(1)	There was £10 million (2022 - £21 million) reclassified with the cash flow reserve to earnings due to forecasted cash flows that are no longer expected to occur.